DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - Novus Capital Corp [Member] - USD ($)			10 Months Ended
	Sep. 28, 2020	May 19, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of units issued	37,500,000		10,000,000
Price per share	$ 10.00		$ 9.20
Proceeds from issuance of units	$ 375,000,000
Number of warrants to purchase shares issued			3,250,000
Price of warrants			$ 1.00
Proceeds from issuance of warrants			$ 3,250,000
Transaction costs		$ 2,456,726
Underwriting fees		2,000,000
Other offering costs		$ 456,726
Cash held outside of the Trust Account			$ 311,954
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account			80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination			50.00%
Minimum net tangible assets upon consummation of the Company's initial Business Combination			$ 5,000,001
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%
Threshold business days for redemption of public shares			10 days
Operating bank accounts			$ 311,954
Securities held in the Trust			100,048,410
Working capital deficit			2,606,959
Deposit in trust account			$ 48,000
IPO
Subsidiary, Sale of Stock [Line Items]
Number of units issued		10,000,000
Price per share		$ 10.00	$ 18.00
Proceeds from issuance of units		$ 100,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		3,250,000
Price of warrants		$ 1.00
Proceeds from issuance of warrants		$ 3,250,000